UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 07, 2026 to August 17, 2026

Commission File Number of issuing entity:  333-282944-05

Central Index Key Number of issuing entity:  0002138709

BANK 2026-BNK52
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-282944

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4401712
38-4401713
38-7380435
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-SB			X
A-4			X
A-4-1			X
A-4-2			X
A-4-X1			X
A-4-X2			X
A-5			X
A-5-1			X
A-5-2			X
A-5-X1			X
A-5-X2			X
X-A			X
X-B			X
A-S			X
A-S-1			X
A-S-2			X
A-S-X1			X
A-S-X2			X
B			X
B-1			X
B-2			X
B-X1			X
B-X2			X
C			X
C-1			X
C-2			X
C-X1			X
C-X2			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2026 a distribution was made to holders of the certificates issued by BANK 2026-BNK52.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, JPMorgan Chase Bank, National Association, National Cooperative Bank, N.A., Wells Fargo Bank, National Association, and Bank of America, National Association (each a "Securitizer") and held by BANK 2026-BNK52 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from July 07, 2026 to August 17, 2026.

JPMorgan Chase Bank, National Association filed its most recent Form ABS-15G on February 12, 2026. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

National Cooperative Bank, N.A. filed its most recent Form ABS-15G on February 26, 2026. The CIK number for National Cooperative Bank, N.A. is 0001577313.

Wells Fargo Bank, National Association filed its most recent Form ABS-15G on February 5, 2026. The CIK number for Wells Fargo Bank, National Association is 0000740906.

Bank of America, National Association filed its most recent Form ABS-15G on January 21, 2026. The CIK number for Bank of America, National Association is 0001102113.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 31, 2026 under Commission File No. 333-282944-05 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 31, 2026 under Commission File No. 333-282944-05 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for BANK 2026-BNK52, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	08/17/2026	$0.00

*REO Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	08/17/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BANK 2026-BNK52, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	08/17/2026	$6,865.45

Interest Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	08/17/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	08/17/2026	$0.00

VRR Interest Gain-on-Sale Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	08/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BANK 2026-BNK52, relating to the August 17, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 31, 2026 under Commission File No. 333-282944-05 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 31, 2026 under Commission File No. 333-282944-05 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: August 31, 2026